Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Total	Accumulated Other Comprehensive Income (Loss)	Common Stock	Additional Paid-In Capital	Statutory Reserve	Retained Earnings (Accumulated Deficit)	Total Farmmi Inc Shareholders Equity	Non-controlling Interest
Balance, shares at Sep. 30, 2021			22,311,215
Balance, amount at Sep. 30, 2021	$ 160,792,418	$ 2,128,972	$ 557,781	$ 147,088,227	$ 973,555	$ 9,127,377	$ 159,875,912	$ 916,506
Share-based compensation expenses, shares			400,000
Share-based compensation expenses, amount	2,007,328	0	$ 10,000	1,997,328	0	0	2,007,328	0
Issuance of common shares, net, shares			1,200,000
Issuance of common shares, net, amount	6,000,000	0	$ 30,000	5,970,000	0	0	6,000,000	0
Reverse share-split adjustment, shares			4,230
Reverse share-split adjustment, amount	0	0	$ (106)	106	0	0	0
Foreign currency translation gain	2,430,396	2,430,396	0	0	0	0	2,430,396	0
Disposal of a subsidiary	5,334	82,449	0	(2,893,001)	0	3,732,392	921,840	(916,506)
Net loss for the year	(586,938)	0	0	0	0	(586,938)	(586,938)	0
Statutory reserve	0	0	0	0	17,144	(17,144)	0	0
Balance, amount at Mar. 31, 2022	170,648,538	4,641,817	$ 597,675	152,162,660	990,699	12,255,687	170,648,538	0
Balance, Shares at Mar 31, 2022 at Mar. 31, 2022			23,906,985
Balance, shares at Sep. 30, 2022			23,906,985
Balance, amount at Sep. 30, 2022	154,684,091	14,133,546	$ 597,675	152,162,658	1,153,813	14,903,491	154,684,091	0
Foreign currency translation gain	5,689,147	5,689,147	0	0	0	0	5,689,147	0
Disposal of a subsidiary	38,213	0	0	0	(948,792)	987,005	38,213	0
Net loss for the year	1,579,859	0	0	0	0	1,579,859	1,579,859	0
Statutory reserve	0	0	0	0	358,215	(358,215)	0	0
Balance, amount at Mar. 31, 2023	$ 161,991,310	$ 8,444,399	$ 597,675	$ 152,162,658	$ 563,236	$ 17,112,140	$ 161,991,310	$ 0
Balance, Shares at Mar 31, 2022 at Mar. 31, 2023			23,906,985